Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 4,340,001	$ 238,760	$ 333,880
Restricted cash	175,990
Accounts receivable, net	3,848,990	2,453,455	549,568
Vendor deposits	345,502	294,960
Inventories, net	3,587,157	1,615,432	487,690
Prepaid expenses and other current assets	1,154,862	1,123,486	145,978
TOTAL CURRENT ASSETS	13,452,502	5,726,093	1,517,116
Property and equipment, net	2,930,772	3,367,427	4,491,089
Operating lease right of use assets	2,326,865	2,565,835
Goodwill	7,083,144	4,998,182	22,166
Intangible assets, net	1,728,411	1,893,577	21,533
Deferred tax asset	1,802,256	635,503
Other assets	45,375	45,375	375
TOTAL ASSETS	29,369,325	19,231,992	6,052,279
CURRENT LIABILITIES
Accounts payable and accrued expenses	7,311,489	4,017,630	1,210,984
Floor plan payable		10,581	109,100
Current portion of operating lease liability	441,336	485,773
Advances, related party	184,678	181,333	174,333
Lines of credit	456,105	1,250,930
Note payable - related party	119,400	119,400	117,000
Uncertain tax liability			8,000
Notes payable - current portion	5,030,487	5,367,539	293,641
Warrant liability	2,250,000	122,344
Convertible promissory note - current portion	821,431	584,943
Factoring Agreement	410,374
Contract liabilities	12,431,608	4,164,296
Current portion of financing lease liability	388,023	358,584	299,157
TOTAL CURRENT LIABILITIES	29,844,931	16,663,353	2,212,215
Non-current notes-payable			3,262,434
Operating lease liability - long term, net of current portion	1,885,529	2,080,062
Notes payable - long term, net of current portion	4,972,230	3,256,469	1,025,000
Contingent note payable	49,248	49,248
Non-current deferred tax liability			364,601
Accrued expenses - long term, related party	1,132,884	905,780	451,857
Financing lease liability, net of current portion	90,021	275,874	763,239
TOTAL LIABILITIES	37,974,843	23,230,786	8,079,346
1847 HOLDINGS SHAREHOLDERS’ DEFICIT
Allocation shares, 1,000 shares issued and outstanding	1,000	1,000	1,000
Common Shares, 500,000,000 shares authorized, 3,780,625 and 3,165,625 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	3,780	3,165	3,115
Additional paid-in capital	2,638,496	442,014	11,891
Accumulated deficit	(9,317,042)	(4,402,043)	(2,155,084)
TOTAL 1847 HOLDINGS SHAREHOLDERS’ DEFICIT	(6,673,766)	(3,955,864)	(2,139,078)
NONCONTROLLING INTERESTS	(1,931,752)	(42,930)	112,011
TOTAL SHAREHOLDERS' DEFICIT	(8,605,518)	(3,998,794)	(2,027,067)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 29,369,325	$ 19,231,992	$ 6,052,279